PROVISIONS, COMMITMENTS AND CONTINGENCIES - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Restructuring charge	€ 95
Purchase commitments	27
Contractual capital commitments	29
Warehouse Logistics
Disclosure of other provisions [line items]
Contractual capital commitments during the period	141
Financial guarantee contracts
Disclosure of other provisions [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	875	€ 1,164
TCCC | Cloud migration services
Disclosure of other provisions [line items]
Contractual capital commitments during the period	€ 167
Contractual capital commitments, period	6 years
Infosys | Cloud migration services
Disclosure of other provisions [line items]
Contractual capital commitments during the period	€ 25